Long Term Incentive Programs (Tables)	12 Months Ended
Dec. 31, 2023
Long Term Incentive Programs
Schedule of outstanding instruments - Options

	2023				2022
	Executive		Other		Executive		Other
	management		employees		management		employees
Outstanding instruments – Options	Number	WAEP[1]	Number	WAEP¹	Number	WAEP¹	Number	WAEP[1]
Outstanding at 1 January	344,589	3.16	330,963	3.15	—	—	—	—
Granted during the year	622,440	3.64	563,160	3.64	344,589	3.16	330,963	3.15
Forfeited during the year	—	—	—	—	—	—	—	—
Exercised during the year	—	—	—	—	—	—	—	—
Expired during the year	—	—	—	—	—	—	—	—
Outstanding at 31 December	967,029	3.47	894,123	3.46	344,589	3.16	330,963	3.15

Schedule of outstanding instruments - RSU